Structured Entities - Schedule of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	$ 42,142	$ 32,599	$ 31,653	$ 40,295
Trading Securities	99,697
FVTPL Securities	11,611
FVOCI securities	62,440
Available-for-salesecurities		54,075
Other	14,652	13,570
Derivatives	24,411	27,804
Other	199,488	180,405
Total assets of the entities	774,048	709,580
Capital vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	118	8
FVOCI securities	2
Available-for-salesecurities		2
Loans	7	7
Other	3
Total assets	130	17
Deposits	570	460
Other	17	16
Total liabilities	587	476
Exposure to loss	28	57
Total assets of the entities	587	476
Canadian customer securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	53	50
Trading Securities	12	6
FVTPL Securities	582
FVOCI securities	242
Available-for-salesecurities		725
Other	13	6
Total assets	902	787
Deposits	53	50
Total liabilities	53	50
Exposure to loss	7,135	6,425
Total assets of the entities	$ 5,033	4,592
Structured finance vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Trading Securities		209
Total assets		209
Deposits		146
Derivatives		63
Total liabilities		209
Exposure to loss		209
Total assets of the entities		$ 209